OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Prepaid expenses and other assets consist of the following:

(in thousands)	March 31, 2025	December 31, 2024
Prepaid expenses	$13,600	$11,112
Asset purchase deposits	4,845	4,845
Current tax asset and tax receivable	5,228	5,364
Other (1)	6,211	5,571
	$29,884	$26,892
__________________
(1)Includes receivables related to non-consolidated funds management, advisory activities and tax payments made on behalf of certain related parties. Refer to Note 22 for further information on related party transactions.
Accounts payable and accrued liabilities consist of the following:

(in thousands)	March 31, 2025	December 31, 2024
Compensation and compensation related	$20,490	$71,553
Professional fees	7,871	5,684
Promissory note(1)	109,004	96,933
Legal settlement	78,165	40,000
Mining payables and accrued liabilities	1,269	9,385
Payable for digital asset trades	15,028	20,970
Interest	27,169	15,530
Payable for investments and acquisitions	4,447	11,054
Accounts payable	3,713	6,910
Other	3,312	3,512
	$270,468	$281,531
__________________
(1)Promissory note with GDHI LLC. Refer to Note 22 for further information on related party transactions.
Other non-current liabilities consist of the following:

(in thousands)	March 31, 2025	December 31, 2024
Tax liabilities	$47,463	$42,994
Legal settlement	108,151	142,462
Lease liability	6,500	6,936
	$162,114	$192,392
OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Prepaid expenses and other assets consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Prepaid expenses	$11,112	$1,930
Mining deposits	4,845	8,825
Current tax asset and tax receivable	5,364	15,124
Other(1)	5,571	11,045
	$26,892	$36,924
__________________
(1)Includes receivables related to non-consolidated funds management, advisory activities and tax payments made on behalf of certain related parties. Refer to Note 22 for further information on related party transactions.
Accounts payable and accrued liabilities consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Compensation and compensation related	$71,553	$50,556
Professional fees	5,684	7,755
Promissory note(1)	96,933	67,246
Legal settlement	40,000	—
Mining payables and accrued liabilities	9,385	1,447
Payable for digital asset trades	20,970	4,176
Interest	15,530	4,595
Payable for investments and acquisitions	11,054	—
Accounts payable	6,910	2,569
Other	3,512	2,032
	$281,531	$140,376
__________________
(1)Promissory note with GDHI LLC. Refer to Note 22 for further information on related party transactions.
Other non-current liabilities consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Tax liabilities	$42,994	$42,856
Legal settlement	142,462	—
Lease liability	6,936	14,096
	$192,392	$56,952